April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.5%
Activia Properties, Inc.	316	$ 283,392
AEW U.K. REIT PLC	29,690	41,613
American Assets Trust, Inc.	7,838	162,560
Argosy Property Ltd.(a)	114,810	73,250
Aspen Group Ltd./Australia	31,480	109,626
British Land Co. PLC	147,032	778,015
Broadstone Net Lease, Inc.	27,933	553,073
CapitaLand Integrated Commercial Trust	875,413	1,630,470
Charter Hall Group	69,640	1,025,524
Charter Hall Long Wale REIT	101,840	258,631
Covivio SA/France	7,990	528,442
Custodian Property Income REIT PLC	61,237	69,735
Daiwa House REIT Investment Corp.	611	491,392
Essential Properties Realty Trust, Inc.	29,217	918,290
Global Net Lease, Inc.	29,544	282,441
GPT Group	284,940	982,714
Growthpoint Properties Australia Ltd.	38,160	60,395
H&R Real Estate Investment Trust	39,334	309,552
Hankyu Hanshin REIT, Inc.	96	91,592
Heiwa Real Estate REIT, Inc.	157	147,535
Hulic REIT, Inc.	181	188,847
ICADE	6,699	161,275
KDX Realty Investment Corp.	546	570,302
Land Securities Group PLC	110,224	886,894
Mapletree Pan Asia Commercial Trust	337,747	343,191
Merlin Properties Socimi SA	61,790	1,080,533
Mirai Corp.	249	73,191
Mirvac Group	577,623	713,622
Mori Trust Reit, Inc.	349	169,276
Nomura Real Estate Master Fund, Inc.	605	623,723
NTT UD REIT Investment Corp.	192	168,263
OUE Real Estate Investment Trust	366,800	105,187
Picton Property Income Ltd.	78,555	82,522
Schroder Real Estate Investment Trust Ltd.	72,307	47,080
Sekisui House REIT, Inc.	577	313,276
Shaftesbury Capital PLC	219,215	398,226
Sirius Real Estate Ltd.	226,406	308,390
Star Asia Investment Corp.	384	138,157
Stockland	356,044	1,044,169
Stoneweg Europe Stapled Trust(b)	53,300	97,216
Stride Property Group(b)	78,670	51,586
Sunlight Real Estate Investment Trust	174,000	51,910
Suntec Real Estate Investment Trust	305,500	359,472
Takara Leben Real Estate Investment Corp.	124	69,745
United Urban Investment Corp.	475	535,818
WP Carey, Inc.	32,013	2,334,708
		19,714,821
Health Care Providers & Services — 0.3%
Chartwell Retirement Residences	46,680	740,227
Health Care REITs — 13.6%
Aedifica SA	12,440	1,048,709
Alexandria Real Estate Equities, Inc.	25,378	1,028,063
American Healthcare REIT, Inc.	26,267	1,333,838
Care Property Invest NV	6,313	95,876
CareTrust REIT, Inc.	32,778	1,293,092
Cofinimmo SA	1,124	110,860
Diversified Healthcare Trust	31,536	237,781
Health Care & Medical Investment Corp.	45	33,208
Healthcare Realty Trust, Inc.	48,103	899,526
Security	Shares	Value
Health Care REITs (continued)
Healthpeak Properties, Inc.	102,647	$ 1,659,802
LTC Properties, Inc.	7,141	272,929
Medical Properties Trust, Inc.	72,781	359,538
National Health Investors, Inc.	6,944	534,063
Omega Healthcare Investors, Inc.	43,780	2,056,347
Parkway Life Real Estate Investment Trust	64,200	203,137
Primary Health Properties PLC	366,509	466,291
Sabra Health Care REIT, Inc.	36,509	754,276
Sila Realty Trust, Inc.	8,041	244,688
Target Healthcare REIT PLC	94,690	134,519
Ventas, Inc.	69,307	6,089,313
Vital Healthcare Property Trust	75,736	85,232
Vital Infrastructure Property Trust	33,344	136,729
Welltower, Inc.	101,784	22,121,734
		41,199,551
Hotel & Resort REITs — 2.1%
Apple Hospitality REIT, Inc.	32,291	434,960
CapitaLand Ascott Trust(b)	391,533	275,843
CDL Hospitality Trusts(b)	118,454	75,545
DiamondRock Hospitality Co.	30,135	307,377
Far East Hospitality Trust(b)	158,200	71,468
Hoshino Resorts REIT, Inc.	83	134,242
Host Hotels & Resorts, Inc.	101,343	2,141,378
Invincible Investment Corp.	1,046	411,546
Japan Hotel REIT Investment Corp.	809	404,292
Park Hotels & Resorts, Inc.	26,880	308,314
Pebblebrook Hotel Trust	16,946	238,091
RLJ Lodging Trust	17,821	146,845
Ryman Hospitality Properties, Inc.	9,102	956,529
Sunstone Hotel Investors, Inc.	27,520	270,246
Xenia Hotels & Resorts, Inc.	14,229	231,506
		6,408,182
Hotels, Restaurants & Leisure — 0.0%
PPHE Hotel Group Ltd.	2,759	56,631
Industrial REITs — 14.8%
AIMS APAC REIT	92,732	110,014
Americold Realty Trust, Inc.	42,308	517,427
ARGAN SA	2,604	187,819
CapitaLand Ascendas REIT	595,367	1,170,173
Centuria Industrial REIT	92,436	200,455
CRE Logistics REIT, Inc.	88	87,076
Dexus Industria REIT	46,360	82,871
Dream Industrial Real Estate Investment Trust	43,004	433,095
EastGroup Properties, Inc.	7,850	1,579,420
ESR-REIT	82,123	156,344
First Industrial Realty Trust, Inc.	18,915	1,172,919
Frasers Logistics & Commercial Trust	410,900	310,532
GLP J-REIT	647	559,985
Goodman Group	293,702	6,363,272
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.(b)	140,455	156,820
Granite Real Estate Investment Trust	8,918	603,156
Industrial & Infrastructure Fund Investment Corp.	357	334,147
Innovative Industrial Properties, Inc.	4,072	220,906
Japan Logistics Fund, Inc.	372	226,580
LaSalle Logiport REIT	240	234,597
Lineage, Inc.	10,665	393,325
LondonMetric Property PLC	333,746	859,087
LXP Industrial Trust	8,594	437,606
Mapletree Industrial Trust	308,810	479,233
Mapletree Logistics Trust	501,909	483,187

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	196	$ 152,255
Mitsui Fudosan Logistics Park, Inc.	448	321,522
Montea NV	3,079	254,416
Nippon Prologis REIT, Inc.	1,059	604,737
Prologis, Inc.	137,306	19,500,198
Rexford Industrial Realty, Inc.	34,716	1,245,957
Segro PLC	199,108	1,885,947
SOSiLA Logistics REIT, Inc.	104	81,643
STAG Industrial, Inc.	27,639	1,066,313
Terreno Realty Corp.	15,040	980,608
Tritax Big Box REIT PLC	365,709	750,654
Warehouses De Pauw CVA	27,658	726,969
		44,931,265
IT Services — 0.4%
NEXTDC Ltd.(a)(c)	111,144	1,153,669
SUNeVision Holdings Ltd.	94,000	73,994
		1,227,663
Office REITs — 4.2%
Abacus Group	67,735	49,889
Allied Properties Real Estate Investment Trust(a)	26,032	188,578
BXP, Inc.	23,501	1,373,868
Centuria Office REIT	81,502	54,863
Champion REIT	281,000	83,904
Colonial SFL Socimi SA	58,104	372,663
COPT Defense Properties	16,468	514,625
Cousins Properties, Inc.	24,560	628,982
Cromwell Property Group	270,747	78,277
Daiwa Office Investment Corp.	78	166,733
Derwent London PLC	16,262	380,477
Dexus	158,228	713,791
Douglas Emmett, Inc.	19,997	216,168
Easterly Government Properties, Inc.	6,252	146,359
Empire State Realty Trust, Inc., Class A	20,882	116,313
Gecina SA	7,691	650,230
Global One Real Estate Investment Corp.	143	111,680
Great Portland Estates PLC	57,488	241,877
Helical PLC	14,789	38,518
Highwoods Properties, Inc.	16,268	395,475
Ichigo Office REIT Investment Corp.	139	80,620
Japan Excellent, Inc.	167	152,647
Japan Prime Realty Investment Corp.	541	342,455
Japan Real Estate Investment Corp.	981	750,842
JBG SMITH Properties	9,134	137,010
Keppel REIT	516,458	363,620
Kilroy Realty Corp.	17,246	573,602
Mori Hills REIT Investment Corp.	205	175,715
Nippon Building Fund, Inc.	1,192	998,187
Nippon REIT Investment Corp.	246	140,634
NSI NV	2,281	45,457
One REIT, Inc.	99	49,472
Orix JREIT, Inc.	776	491,707
Piedmont Realty Trust, Inc., Class A(c)	18,617	155,638
Precinct Properties Group(b)	271,703	165,324
Prosperity REIT	227,000	41,734
Regional REIT Ltd.(d)	18,818	22,201
Sankei Real Estate, Inc.	52	41,386
SL Green Realty Corp.	10,528	446,493
Tokyu REIT, Inc.	120	148,004
Security	Shares	Value
Office REITs (continued)
Vornado Realty Trust	26,320	$ 786,705
Workspace Group PLC	21,521	98,807
		12,731,530
Real Estate Management & Development — 13.5%
Allreal Holding AG, Registered Shares	2,163	590,695
Amot Investments Ltd.	35,022	239,385
Aroundtown SA(c)	125,064	361,598
Atrium Ljungberg AB, B Shares	34,208	109,855
Azrieli Group Ltd.	5,442	867,999
CA Immobilien Anlagen AG	4,713	150,454
CapitaLand Investment Ltd.	333,800	732,063
Castellum AB	50,563	647,203
Catena AB	6,358	299,921
Cibus Real Estate AB publ	11,492	182,846
City Developments Ltd.	57,600	370,710
Citycon OYJ	3,625	13,955
Corem Property Group AB, B Shares	125,523	43,576
Deutsche EuroShop AG	1,894	43,880
Deutsche Wohnen SE	7,220	167,611
Dios Fastigheter AB	14,515	100,047
Entra ASA(d)	6,538	74,239
Fabege AB	29,058	244,141
Fastighets AB Balder, B Shares(c)	101,683	608,285
FastPartner AB, Class A	6,797	29,153
Grand City Properties SA(c)	4,789	53,901
Heba Fastighets AB, Class B	9,612	26,495
Heiwa Real Estate Co. Ltd.	6,000	93,091
Henderson Land Development Co. Ltd.	194,000	766,825
Hiag Immobilien Holding AG	621	108,408
Hongkong Land Holdings Ltd.	147,900	1,169,302
Hufvudstaden AB, A Shares	13,187	175,622
Hulic Co. Ltd.	68,100	768,064
Hysan Development Co. Ltd.	86,000	215,585
Intea Fastigheter AB, Class B(c)	20,884	166,706
Intershop Holding AG	716	155,415
Investis Holding SA	402	81,805
Kennedy-Wilson Holdings, Inc.	17,897	195,077
LEG Immobilien SE	11,134	781,258
Lifestyle Communities Ltd.(c)	16,588	56,679
Logistea AB, Class B	42,845	64,968
Lumo Kodit OYJ	22,336	212,732
Melisron Ltd.	3,586	528,794
Mitsubishi Estate Co. Ltd.	161,500	4,602,463
Mitsui Fudosan Co. Ltd.	382,300	4,186,959
Mobimo Holding AG, Registered Shares	1,074	512,705
Neobo Fastigheter AB(c)	15,518	27,161
New World Development Co. Ltd.(c)	205,507	224,258
Nomura Real Estate Holdings, Inc.	77,300	504,324
NP3 Fastigheter AB	4,524	127,700
Nyfosa AB	23,541	170,832
Pandox AB	15,979	293,178
Peach Property Group AG(c)	6,956	44,335
Platzer Fastigheter Holding AB, Class B	9,228	69,064
PSP Swiss Property AG, Registered Shares	6,797	1,358,523
Public Property Invest AS	37,068	78,579
Sagax AB, Class B	31,450	625,883
Samhallsbyggnadsbolaget i Norden AB(c)	130,539	47,506
Sino Land Co. Ltd.	555,405	890,630
Stendorren Fastigheter AB(c)	2,315	47,043
StorageVault Canada, Inc.	31,680	102,619
Sumitomo Realty & Development Co. Ltd.	96,300	2,985,261
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd.	206,500	$ 3,615,211
Sveafastigheter AB(c)	9,655	35,244
Swedish Logistic Property AB, Class B(c)	29,437	120,678
Swire Properties Ltd.	145,200	463,454
Swiss Prime Site AG, Registered Shares	11,916	2,064,991
TAG Immobilien AG	28,290	493,347
Tokyo Tatemono Co. Ltd.	28,400	653,506
Tosei Corp.	8,200	85,198
UOL Group Ltd.	66,700	557,993
VGP NV	2,046	210,048
Vonovia SE	105,655	2,846,683
Wallenstam AB, B Shares	50,926	216,568
Wharf Real Estate Investment Co. Ltd.	228,000	713,980
Wihlborgs Fastigheter AB	40,542	358,426
		40,832,693
Residential REITs — 9.6%
Advance Residence Investment Corp.	375	386,605
Altarea SCA	1,127	148,124
American Homes 4 Rent, Class A	50,610	1,611,422
AvalonBay Communities, Inc.	21,050	3,852,150
Boardwalk Real Estate Investment Trust	5,895	294,587
Camden Property Trust	15,630	1,641,463
Canadian Apartment Properties REIT	22,597	608,531
Centerspace	2,518	171,904
Comforia Residential REIT, Inc.	296	208,200
Daiwa Securities Living Investments Corp.	289	198,772
Equity LifeStyle Properties, Inc.	28,438	1,799,841
Equity Residential	56,061	3,665,268
Essex Property Trust, Inc.	9,433	2,482,860
Grainger PLC	110,134	240,233
Home Invest Belgium SA	1,348	30,392
Home REIT PLC(c)	728,153	98,093
Independence Realty Trust, Inc.	35,154	573,362
Ingenia Communities Group	63,371	183,660
InterRent Real Estate Investment Trust	19,543	189,912
Invitation Homes, Inc.	90,565	2,605,555
Irish Residential Properties REIT PLC	75,396	94,860
Killam Apartment Real Estate Investment Trust(a)	18,055	226,360
Mid-America Apartment Communities, Inc.	17,222	2,224,738
Mitsui Fudosan Accommodations Fund, Inc.	353	294,702
NexPoint Residential Trust, Inc.	3,606	104,177
Residential Secure Income PLC(d)	22,581	16,224
Samty Residential Investment Corp.	43	28,604
Social Housing REIT PLC(d)	61,243	60,752
Starts Proceed Investment Corp.	37	45,897
Sun Communities, Inc.	18,086	2,312,114
UDR, Inc.	48,808	1,773,683
UMH Properties, Inc.	11,590	180,225
UNITE Group PLC	68,493	431,627
Veris Residential, Inc.	11,461	217,415
Xior Student Housing NV	5,806	188,217
		29,190,529
Retail REITs — 16.3%
Acadia Realty Trust	19,718	426,303
AEON REIT Investment Corp.	247	198,048
Agree Realty Corp.	16,652	1,284,036
Ascencio	957	56,037
Brixmor Property Group, Inc.	44,837	1,349,145
BWP Property Group Ltd.(b)	82,731	234,192
Carmila SA	9,242	184,592
Charter Hall Retail REIT	85,640	242,994
Security	Shares	Value
Retail REITs (continued)
Choice Properties Real Estate Investment Trust	41,011	$ 454,990
Crombie Real Estate Investment Trust	15,921	198,668
Curbline Properties Corp.	14,320	395,232
Eurocommercial Properties NV	6,194	203,199
Federal Realty Investment Trust	12,649	1,402,774
First Capital Real Estate Investment Trust	31,445	541,465
Fortune Real Estate Investment Trust	218,000	135,590
Frasers Centrepoint Trust	189,070	348,422
Frontier Real Estate Investment Corp.	361	197,385
Fukuoka REIT Corp.	115	132,516
Getty Realty Corp.	7,944	263,105
Hamborner REIT AG	10,385	59,048
Hammerson PLC	75,910	340,046
HomeCo Daily Needs REIT	259,661	238,828
Immobiliare Grande Distribuzione SIIQ SpA	10,026	50,212
InvenTrust Properties Corp.	11,527	370,247
Japan Metropolitan Fund Invest	985	728,581
Kimco Realty Corp.	98,705	2,333,386
Kite Realty Group Trust	31,572	825,924
Kiwi Property Group Ltd.	223,878	121,014
Klepierre SA	30,993	1,255,719
Lendlease Global Commercial REIT	404,235	181,029
Link REIT	384,121	1,934,161
Macerich Co.	37,614	817,352
Mercialys SA	13,768	201,648
NETSTREIT Corp.	12,816	263,625
NewRiver REIT PLC	62,770	64,061
NNN REIT, Inc.	27,900	1,221,741
Phillips Edison & Co., Inc.	18,432	740,321
Primaris Real Estate Investment Trust	17,347	240,982
Realty Income Corp.	135,540	8,707,090
Regency Centers Corp.	26,762	2,083,422
Region Group	168,736	282,165
Retail Estates NV	1,770	141,119
RioCan Real Estate Investment Trust	43,507	680,943
Scentre Group	770,830	2,071,367
Simon Property Group, Inc.	47,958	9,769,524
SmartCentres Real Estate Investment Trust(a)	18,937	393,281
Starhill Global REIT	220,300	95,414
Supermarket Income REIT PLC	178,475	203,274
Tanger, Inc.	16,810	623,315
Unibail-Rodamco-Westfield	17,996	2,184,848
Urban Edge Properties	18,826	412,666
Vastned NV(c)	1,344	47,795
Vicinity Ltd.	569,425	1,035,485
Waypoint REIT Ltd.	91,544	163,366
Wereldhave NV	5,796	149,885
		49,281,577
Specialized REITs — 18.0%
Abacus Storage King	54,518	56,022
Arena REIT	58,053	139,123
Big Yellow Group PLC	27,027	331,728
Charter Hall Social Infrastructure REIT	46,577	87,186
CubeSmart	33,338	1,349,522
DigiCo Infrastructure REIT	62,444	109,331
Digital Core REIT Management Pte. Ltd.	133,300	68,828
Digital Realty Trust, Inc.	50,929	10,233,673
EPR Properties	11,033	615,752
Equinix, Inc.	14,466	15,664,219
Extra Space Storage, Inc.	31,183	4,469,459
Four Corners Property Trust, Inc.	15,415	394,162
Gaming and Leisure Properties, Inc.	40,040	1,940,339

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Iron Mountain, Inc.	43,427	$ 5,471,368
Keppel DC REIT	288,415	533,779
National Storage Affiliates Trust	10,539	448,540
Public Storage	23,379	7,070,979
Safehold, Inc.	8,836	141,553
Safestore Holdings PLC	32,349	294,266
Shurgard Self Storage Ltd.	4,710	144,878
Smartstop Self Storage REIT, Inc.	8,459	266,289
VICI Properties, Inc.	160,669	4,691,535
		54,522,531
Total Long-Term Investments — 99.3% (Cost: $197,080,735)		300,837,200
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(e)(f)(g)	1,428,982	1,429,411
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(e)(f)	2,832,548	2,832,548
Total Short-Term Securities — 1.4% (Cost: $4,262,010)		4,261,959
Total Investments — 100.7% (Cost: $201,342,745)		305,099,159
Liabilities in Excess of Other Assets — (0.7)%		(2,088,929)
Net Assets — 100.0%		$ 303,010,230

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,625,549	$ —	$ (195,675)(a)	$ (412)	$ (51)	$ 1,429,411	1,428,982	$ 1,302 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	3,047,991	—	(215,443)(a)	—	—	2,832,548	2,832,548	13,239	—
				$ (412)	$ (51)	$ 4,261,959		$ 14,541	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	69	06/18/26	$ 2,689	$ 47,871
SPI 200 Index	3	06/18/26	468	(12,442)
				$ 35,429
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 7,592,950	$ 12,121,871	$ —	$ 19,714,821
Health Care Providers & Services	740,227	—	—	740,227
Health Care REITs	39,337,346	1,862,205	—	41,199,551
Hotel & Resort REITs	5,106,714	1,301,468	—	6,408,182
Hotels, Restaurants & Leisure	—	56,631	—	56,631
Industrial REITs	29,664,129	15,267,136	—	44,931,265
IT Services	—	1,227,663	—	1,227,663
Office REITs	8,555,613	4,175,917	—	12,731,530
Real Estate Management & Development	3,713,710	37,118,983	—	40,832,693
Residential REITs	27,674,840	1,515,689	—	29,190,529
Retail REITs	37,815,238	11,466,339	—	49,281,577
Specialized REITs	53,470,570	1,051,961	—	54,522,531
Short-Term Securities
Money Market Funds	4,261,959	—	—	4,261,959
	$217,933,296	$87,165,863	$—	$305,099,159
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 47,871	$ —	$ —	$ 47,871
Liabilities
Equity Contracts	(12,442)	—	—	(12,442)
	$35,429	$—	$—	$35,429

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions